Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

NOTE 17:- LEASES:

The Company has operating leases for office space, warehouses, and car leases. The Company determines if a contract contains a lease at inception or modification of a contract. The leases generally do not provide an implicit interest rate, and therefore the Company’s incremental borrowing rate as the discount rate is used when measuring operating lease liabilities. The incremental borrowing rate represents an estimate of the interest rate the Company would incur at lease commencement to borrow an amount equal to the lease payments on a collateralized basis over the term of the lease within a particular currency environment. Most of the leases contain rental escalation, renewal options and/ or termination options that are factored into the determination of lease payments as appropriate. Variable lease payment amounts that cannot be determined at the commencement of the lease are not included in the right-to-use assets or liabilities. Most of the operating leases of the Company do not include significant nonlease components.

During 2025, the Company entered into lease agreements for several vehicles and also entered into a new lease agreement for a warehouse facility. The leases have original lease periods expiring during 2029. The Company does not assume renewals in its determination of the lease term unless the renewals are considered as reasonably certain.

The following table presents the lease balances within the Consolidated Balance Sheet as of December 31, 2025 and 2024:

	Classification on the Balance Sheet	Year ended December 31, 2025
Assets:
Operating lease assets	Operating lease right of use assets, net	926
Liabilities:
current
Operating lease liabilities	Operating lease liabilities, current	251
Long term
Operating lease liabilities	Operating lease liabilities, non-current	768

Remaining Lease Term
Vehicles		0.46 - 3.84 years
Facilities rent		0.75 - 8.59 years

Weighted Average Discount Rate
Vehicles		6.02%
Facilities rent		6.07%
	Classification on the Balance Sheet	Year ended December 31, 2024
Assets:
Operating lease assets	Operating lease right of use assets, net	779
Liabilities:
current
Operating lease liabilities	Operating lease liabilities, current	176
Long term
Operating lease liabilities	Operating lease liabilities, non-current	576

Remaining Lease Term
Vehicles		0.33 - 1.75 years
Facilities rent		0.76 - 9.59 years

Weighted Average Discount Rate
Vehicles		3.39%
Facilities rent		5.67%

The following table reconciles the undiscounted future minimum lease payments (displayed by year and in the aggregate) under non-cancelable operating leases with terms of more than one year to the total operating lease liabilities recognized on our Consolidated Balance Sheet as of December 31, 2025:

2026	305
2027	233
2028	197
2029	125
2030	79
2031 - 2034	312
1,251
Less: imputed interest	(232)
Present value of lease liabilities	1,019

Expense under operating leases was $306 and for the years ended December 31, 2025 and 2024 respectively, the Company was not required to pay any variable lease payments in the reported periods. Operating income in the Consolidated Statement of Operations includes operating lease costs. Short-term lease costs were not material.